OTHER PAYABLES AND ACCRUED EXPENSES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Payable for purchase of plant and equipment	¥ 470		¥ 69
Payable for purchase of construction-in-progress	7,989		5,346
Professional fee payable	8,578		6,741
Salaries and bonus payable	9,272		8,537
Accrued interest	390		390
Deposits from others	665		652
Payable for labor union, housing fund and education expenses	1,399		488
Deferred government subsidies	7,649		4,782
Others	1,515		4,173
Other Payables and Accrued Expenses Current	¥ 37,927	$ 5,513	¥ 31,178